Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 27,863	$ 35,386
Chile VAT receivable	25,456	23,406
Investment in Carbon Recycling International	4,502	4,502
Defined benefit pension plans (note 20)	6,650	5,862
Other	13,555	9,628
Other assets	$ 78,026	$ 78,784